OMB APPROVAL

OMB Number:
Expires:
Estimated average burden
hours to response

SEC USE ONLY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2003

If amended report check here  |_|     Amended Number:  _______

This Amendment (Check only one):  |_|     is a restatement
                                  |_|     adds new holding entries.

Century Management
Name of Institutional Investment Manager

1301 Capital of TX Hwy. Suite B-228     Austin     TX          78746
Business Address     (Street)                     (City)     (State)     (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements,

schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant     Vice President                    (512) 329-0050

Name              (Title)                                   (Phone)

(Manual Signature of Person Duly Authorized to submit This Report)

(Place and Date of Signing)

Report Type:

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                59

Form 13F Information Table Value Total:                $631,319
                             (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report):
(List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

 ***NONE***

				FORM 13F

				INFORMATION TABLE

ITEM 1		ITEM 2		ITEM 3		ITEM 4		ITEM 5			ITEM 6		ITEM 7		ITEM 8

		TITLE				FAIR		SHARE			INVESTMENT DISCRETION		OTHER		VOTING AUTHORITY
NAME OF ISSUER		OF		CUSIP		MARKET		AMOUNT		SOLE	SHARED	NONE	MANAGERS	SOLE	SHARED	NONE
		CLASS		NUMBER		VALUE (x1000)		(x100)		(A)	(B)	( C )		(A)	(B)	( C )

AAR Corp.		COM		000361105		17,922		47,412		SOLE				X
Adaptec Inc.		COM		00651f108		14,746		24,455		SOLE				X
American Express		COM		25816109		475		143		SOLE				X
Ampco Pittsburgh		COM		032037103		11,187		8,619		SOLE				X
Astec Industries Inc.		COM		046224101		14,433		24,841		SOLE				X
Automatic Data Processing		COM		053015103		14,627		4,751		SOLE				X
Barrick Gold Corp		COM		67901108		14,693		9,442		SOLE				X
Belden Inc.		COM		077459105		7,511		6,987		SOLE				X
Berkshire Hathaway Cl B		COM		084670207		1,212		6		SOLE				X
Blair Corp		COM		092828102		862		367		SOLE				X
Cntl Fnd of CDA Cl A		COM		153501101		62		132		SOLE				X
Computer Associates Intl Inc.		COM		204912109		11,186		8,189		SOLE				X
Corning Inc.		COM		219350105		299		512		SOLE				X
CPI Corp.		COM		125902106		19,817		15,093		SOLE				X
Crown Pacific Partners LP		COM		228439105		261		17,391		SOLE				X
Cummins Inc.		COM		231021106		30,059		12,219		SOLE				X
Donnelley R. R. & Sons Co.		COM		257867101		19,693		10,750		SOLE				X
Dynamics Research		COM		268057106		4,310		3,300		SOLE				X
Eastman Kodak		COM		277461109		15,327		5,178		SOLE				X
Ethan Allen Interiors		COM		297602104		14,241		4,839		SOLE				X
Evans & Sutherland		COM		299096107		2,568		4,323		SOLE				X
Flexsteel Inds		COM		339382103		169		126		SOLE				X
Gardner Denver Inc.		COM		365558105		15,051		8,180		SOLE				X
Great Lakes Chemical		COM		390568103		24,572		11,068		SOLE				X
Hubbell Inc. Class B		COM		443510201		3,613		1,154		SOLE				X
Japan Smaller Capitalization Fund		COM		47109U104		10,219		16,456		SOLE				X
Knape & Vogt Mfg Co		COM		498782101		119		107		SOLE				X
Lawson Products		COM		520776105		7,349		2,854		SOLE				X
Layne Christensen Company		COM		521050104		11,913		14,016		SOLE				X
Learning Tree		COM		522015106		3,688		2,727		SOLE				X
Lesco Inc.		COM		526872106		2,011		1,928		SOLE				X
Lufkin Industries		COM		549764108		385		201		SOLE				X
Martin Marietta Materials, Inc.		COM		573284106		20,666		7,485		SOLE				X
Matrix Services		COM		576853105		13,887		13,163		SOLE				X
Maverick Tube Corp		COM		577914104		6,858		3,687		SOLE				X
Maxwell Technologies		COM		577767106		14,891		23,864		SOLE				X
Maytag Corp.		COM		578592107		14,899		7,829		SOLE				X
MBIA Inc		COM		55262C100		18,499		4,788		SOLE				X
MetroLogic Instruments		COM		591676101		1,229		1,156		SOLE				X
MTS Systems Corp		COM		553777103		419		388		SOLE				X
Myers Industries Inc.		COM		628464109		14,814		15,512		SOLE				X
Newmont Mining		COM		651639106		4,498		1,720		SOLE				X
NS Group Inc.		COM		628916108		21,532		28,519		SOLE				X
Parlex Corp.		COM		701630105		7,511		10,375		SOLE				X
Phelps Dodge Corp.		COM		717265102		24,859		7,654		SOLE				X
Quintiles Transnational Corp.		COM		748767100		122		100		SOLE				X
Readers Digest Association		COM		755267101		18,627		18,244		SOLE				X
Regal Beloit		COM		758750103		15,322		10,008		SOLE				X
Royce Value Trust		COM		780910105		5,954		4,880		SOLE				X
Snap-On Inc		COM		833034101		24,995		10,095		SOLE				X
Sonoco Products		COM		835495102		18,181		8,687		SOLE				X
Southwest Gas		COM		844895102		2,386		1,172		SOLE				X
Spectrum Control		COM		847615101		238		481		SOLE				X
Tektronix, Inc.		COM		879131100		3,981		2,322		SOLE				X
Textron Inc.		COM		883203101		17,974		6,546		SOLE				X
Toys R Us		COM		892335100		37,872		45,247		SOLE				X
Trinity Industries Inc.		COM		896522109		13,481		7,829		SOLE				X
Valmont Industries 		COM		920253101		1,553		719		SOLE				X
X-Rite Inc.		COM		983857103		11,490		13,662		SOLE				X

